Property, plant and equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	SFr 2,353	SFr 1,120
Property, plant and equipment, end of period	3,324	2,353	SFr 1,120
Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	5,087	3,274
Acquisitions	1,932	1,813
Disposals	(151)
Property, plant and equipment, end of period	6,868	5,087	3,274
Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(2,734)	(2,154)
Disposals	151
Depreciation expense	(961)	(580)	(278)
Property, plant and equipment, end of period	(3,544)	(2,734)	(2,154)
Furniture [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	26	36
Property, plant and equipment, end of period	49	26	36
Furniture [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	85	81
Acquisitions	41	4
Disposals	0
Property, plant and equipment, end of period	126	85	81
Furniture [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(59)	(45)
Disposals	0
Depreciation expense	(18)	(14)
Property, plant and equipment, end of period	(77)	(59)	(45)
Computers / IT [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	310	126
Property, plant and equipment, end of period	570	310	126
Computers / IT [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	569	298
Acquisitions	456	271
Disposals	0
Property, plant and equipment, end of period	1,025	569	298
Computers / IT [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(259)	(172)
Disposals	0
Depreciation expense	(196)	(87)
Property, plant and equipment, end of period	(455)	(259)	(172)
Lab Equipment [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	1,850	934
Property, plant and equipment, end of period	2,510	1,850	934
Lab Equipment [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	4,161	2,792
Acquisitions	1,357	1,369
Disposals	(151)
Property, plant and equipment, end of period	5,367	4,161	2,792
Lab Equipment [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(2,311)	(1,858)
Disposals	151
Depreciation expense	(697)	(453)
Property, plant and equipment, end of period	(2,857)	(2,311)	(1,858)
Leasehold Improvements [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	167	24
Property, plant and equipment, end of period	195	167	24
Leasehold Improvements [Member] | Acquisition Cost [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	272	103
Acquisitions	78	169
Disposals	0
Property, plant and equipment, end of period	350	272	103
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment, beginning of period	(105)	(79)
Disposals	0
Depreciation expense	(50)	(26)
Property, plant and equipment, end of period	SFr (155)	SFr (105)	SFr (79)